Income Taxes (Details) - Schedule of unrecognized tax benefits - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Unrecognized Tax Benefits Abstract
Beginning balance	$ 4,997	$ 2,666
Increase related to current year tax positions	3,810	2,331
Ending balance	$ 8,807	$ 4,997